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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 6/30/12
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Neumeier Poma Investment Counsel LLC
                 ------------------------------------
   Address:      26435 Carmel Rancho Blvd., Suite 200
                 ------------------------------------
                 Carmel, CA  93923
                 ------------------------------------

Form 13F File Number: 28-4792
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Peter Neumeier
         -------------------------------
Title:   President
         -------------------------------
Phone:   831-625-6355
         -------------------------------

Signature, Place, and Date of Signing:

        /s/ Peter Neumeier            Carmel, California       8/14/12
   -------------------------------   ---------------------   -------------
           [Signature]                  [City, State]          [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number        Name

    28-4792                     Neumeier Poma Investment Counsel LLC
       ---------------          ------------------------------------
    [Repeat as necessary.]

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 30
                                        --------------------

Form 13F Information Table Value Total: $223,551
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.       Form 13F File Number         Name

              28-4792                      Neumeier Poma Investment Counsel LLC
    ------       -----------------         ------------------------------------

    [Repeat as necessary.]

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                           FORM 13F INFORMATION TABLE

COLUMN 1                        COLUMN 2    COLUMN 3  COLUMN 4       COLUMN 5       COL. 6   COLUMN 7       COLUMN 8
---------------------------- -------------- --------- --------- ------------------ -------- --------- -------------------
                                                                                                       VOTING AUTHORITY
                                                                                            OTHER     -------------------
                                                        VALUE    SHARES/  SH/ PUT/ INVSTMT  MANAGERS
NAME OF ISSUER               TITLE OF CLASS   CUSIP    (x$1000)  PRN AMT  PRN CALL DSCRETN  NONE       SOLE  SHARED NONE
---------------------------- -------------- --------- --------- --------- --- ---- -------- --------- ------ ------ -----
Acacia Research                    COM      003881307      9292    249525            249525           197225  52300
Allied Nevada Gold Corp.           COM      019344100      3576    126000            126000            79200  46800
Bank Of The Ozarks                 COM      063904106     11560    384300            384300           300500  83800
Cascade Industries Inc.            COM      147195101      1534     32600             32600            26000   6600
Chart Industries Inc.              COM      16115Q308      7045    102450            102450            77850  24600
Coherent Inc.                      COM      192479103      3207     74375             74375            57425  16950
Dresser-Rand Group Inc.            COM      261608103      3861     86675             86675            66175  20500
EBIX Inc.                          COM      278715206      5775    289450            289450           210450  79000
Enersys                            COM      29275Y102      8309    236925            236925           179175  57750
FEI Company                        COM      30241L109     11411    238525            238525           179325  59200
First Financial Bancorp            COM      320209109      7992    500150            500150           376150 124000
Haemonetics Corporation            COM      405024100      5384     72650             72650            55450  17200
Herbalife Ltd.                     COM      G4412G101      8501    175900            175900           135200  40700
Innophos Holdings Inc.             COM      45774N108      9543    169025            169025           129825  39200
IPG Photonics Corp.                COM      44980X109      7873    180625            180625           136925  43700
Jack Henry & Associates Inc.       COM      426281101     10518    304700            304700           234900  69800
Maximus Inc.                       COM      577933104      5034     97275             97275            74175  23100
Oriental Financial Group           COM      68618W100     10568    953794            953794           726794 227000
Pier 1 Imports, Inc.               COM      720279108      9650    587350            587350           447750 139600
Questcor Pharmaceuticals           COM      74835Y101      5876    110375            110375            85125  25250
Sirona Dental Systems Inc.         COM      82966C103      7841    174200            174200           132800  41400
Snap-On Incorporated               COM      833034101      9366    150450            150450           115500  34950
Stantec Inc.                       COM      85472N109      8412    294125            294125           216925  77200
Steven Madden, Ltd.                COM      556269108      8198    258212            258212           204262  53950
Thor Industries Inc.               COM      885160101      4773    174150            174150           133050  41100
Tupperware Brands Corp.            COM      899896104      8749    159775            159775           123075  36700

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
COLUMN 1                        COLUMN 2    COLUMN 3  COLUMN 4       COLUMN 5       COL. 6   COLUMN 7       COLUMN 8
---------------------------- -------------- --------- --------- ------------------ -------- --------- -------------------
                                                                                                       VOTING AUTHORITY
                                                                                            OTHER     -------------------
                                                        VALUE    SHARES/  SH/ PUT/ INVSTMT  MANAGERS
NAME OF ISSUER               TITLE OF CLASS   CUSIP    (x$1000)  PRN AMT  PRN CALL DSCRETN  NONE       SOLE  SHARED NONE
---------------------------- -------------- --------- --------- --------- --- ---- -------- --------- ------ ------ -----
Ultratech Inc.                     COM      904034105      6518    207300            207300           152000  55300
UMB Financial Corp.                COM      902788108     11791    230150            230150           174050  56100
Wabtec Corporation                 COM      929740108      8901    114100            114100            86050  28050
SPDR Gold Trust                    ETF      78463V107      2493     16065             16065            15990     75